DISCLOSURE OF OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure of shareholders composition to the amount of shares owned explanatory [Table Text Block]
As of December 31, 2023, the shareholders composition according to the amount of shares owned was as follows:

Shareholders	Shares	%
Empresas Copec S.A.	120 , 474 ,249	99.99991616%
AntarChile S.A.	101	0.00008384%
	120,474,350	100.00000000%

Disclosure of issued capital [text block]
	12-31-2023	12-31-2022
Description of shares by type of capital in ordinary shares	100% of Capital corresponds to ordinary shares
Number of authorized shares by type of capital in ordinary Shares	120,474,350
Nominal value of shares by type of capital in ordinary shares	U.S.$ 6.6704 per share
Amount of capital in shares by type of ordinary shares that constitute capital	ThU.S.$ 803,618
	12-31-2023	12-31-2022
Number of shares issued and fully paid by type of capital in ordinary shares	120,474,350

Disclosure of dividends [text block]
Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2023
Amount of dividends	ThU.S.$ 279,622
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 2.321007

Dividends paid detail, ordinary shares
Dividends paid	Provisional dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	12-14-2022
Amount of dividends	ThU.S.$ 183,971
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 1.527060

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2022
Amount of dividends	ThU.S.$ 192,132
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 1.594799

Disclosure of detailed information about other financial information [Text Block]
The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates
and joint ventures for the twelve-months period ended December 31, 2023, 2022 and 2021 are as follows:

	January - December
	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Classes of Other Income
Total Other Income	573,017	100,129	378,977
Gain from changes in fair value of biological assets (Note 20)	264,477	12,932	81,986
Net income from insurance compensation	204,966	2,046	1,101
Revenue from export promotion	943	1,157	1,608
Lease income	10,158	3,447	1,689
Gain on sales of assets	27,755	48,653	241,662
Access easement	488	905	308
Recovery of tax credits	7,102	-	1,674
Compensations received	7,285	221	7,018
Gain on sales of subsidiary	-	-	20,381
Reversal of impairment loss assets	6,886	2,288	-
Reimbursement provisions (legal and others)	12,322	4,524	-
Other operating income	30,635	23,956	21,550

Classes of Other Expenses by function
Total Other Expenses by function	(480,336)	(373,889)	(192,101)
Depreciation of leased assets	(1,494)	-	-
Provision legal expenses	(14,398)	(10,478)	(8,466)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(110,559)	(170,207)	(76,218)
Operating expenses related to staff restructuring or from plants stoppage or closed (*)	(236,525)	(82,337)	(5,875)
Expenses related to projects	(13,975)	(27,837)	(20,663)
Loss of asset sales	(12,389)	(12,575)	(9,996)
Loss and repair of assets	(11,076)	(12,585)	(1,700)
Loss of forest due to fires	(25,101)	(17,127)	(38,133)
Other Taxes	(20,977)	(20,413)	(17,666)
Research and development expenses	(3,939)	(4,432)	(2,903)
Fines, readjustments and interest	(1,146)	(6,142)	(241)
Loss on sale of permanent investments	-	-	(431)
Loss of tax credits	(4,287)	(212)	(491)
Other expenses	(24,470)	(9,544)	(9,318)

Classes of Finance Income
Total Finance Income	131,666	72,116	33,499
Finance income by mutual funds - term deposits	113,522	60,054	30,720
Finance income resulting from derivatives	8	39	39
Other finance income	18,136	12,023	2,740

Classes of Finance Costs
Total Finance Costs	(373,496)	(200,366)	(219,982)
Interest expense, Bank borrowings	(78,753)	(20,827)	(20,013)
Interest expense, Bonds	(214,079)	(114,297)	(138,334)
Interest expense resulting from derivatives	(26,800)	(17,774)	(17,598)
Interest expense for right-of-use	(19,995)	(9,825)	(8,042)
Other finance costs	(33,869)	(37,643)	(35,995)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	7,709	33,684	31,386
Investments in associates	3,990	7,069	330
Investments in joint ventures	3,719	26,615	31,056
(*) These expenses are mainly due to industrial plants temporarily stopped due to failures.

Disclosure of expenses by nature [text block]
The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
Cost of sales (*)	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Timber	1,068,662	859,811	773,732
Forestry labor costs and other services	692,518	623,902	554,460
Depreciation and amortization	535,244	408,248	401,672
Depreciation for right of use	28,082	40,539	43,284
Maintenance costs	355,389	319,100	261,143
Chemical costs	649,413	712,331	546,048
Sawmill costs	122,748	117,786	113,592
Other raw materials	285,828	315,078	243,882
Other indirect costs	233,903	169,423	127,751
Energy and fuel	275,732	243,986	201,949
Cost of electricity	65,191	46,902	36,927
Staff expenses	431,385	417,390	377,163
Total	4,744,095	4,274,496	3,681,603
(*) Total amount is comprised of the cost of inventory sales for ThU.S.$ 4,616,212 as of December 31, 2023 (ThU.S.$ 4,185,527
and
ThU.S.$
3,599,930
as of December 31, 2022 and 2021, respectively) and the cost of rendering services for ThU.S.$ 127,883 as of December 31, 2022 (ThU.S.$ 88,969 and
ThU.S.$
81,673 as of December 31, 2022 and 2021, respectively).

	January – December
Distribution cost	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Selling costs	41,966	37,652	38,467
Commissions	15,400	12,607	14,566
Insurance	7,186	6,813	4,236
Provision for doubtful accounts	3,094	(462)	758
Other selling costs	16,286	18,694	18,907
Shipping and freight costs	651,073	884,574	644,529
Port services	61,802	69,478	52,132
Freights	528,218	743,590	555,357
Depreciation for right of use	1,184	2,975	2,291
Shipping internment, warehousing, stowage, customs and other costs	59,869	68,531	34,749
Total	693,039	922,226	682,996

	January – December
Administrative expenses	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Wages and salaries	245,822	255,378	248,079
Marketing, advertising, promotion and publications expenses	14,542	16,105	12,601
Insurances	54,173	26,009	23,749
Depreciation and amortization	43,075	33,155	34,771
Depreciation for right of use	7,361	7,103	7,061
Computer services	37,859	39,827	32,614
Lease of offices, other property and vehicles	7,854	5,079	5,264
Donations, contributions, scholarships	10,983	11,510	9,264
Fees (legal and technical advisors)	35,831	34,322	38,124
Property taxes, city permits and rights	32,639	27,410	24,522
Cleaning services, security services and transportation	28,381	31,069	33,336
Third-party variable services (maneuvers, logistics)	38,537	54,547	44,325
Basic services (electricity, telephone, water)	7,323	6,044	4,605
Maintenance and repair	6,933	7,926	8,040
Seminars, courses, training materials	2,637	3,498	2,908
Travels, clothing and safety equipment, environmental expenses, audits and others	50,376	54,626	47,884
Total	624,326	613,608	577,147